Share-based payment - Expense Recognized For Employee Services Received (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Expense from share-based payment transactions [abstract]
Expense arising from equity-settled share-based payment transactions	¥ 27,487	$ 3,971	¥ 7,829